U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave.
MK-WI-T10
Milwaukee, WI 53202

December 8, 2016

VIA EDGAR TRANSMISSION

Re:	Montage Managers Trust (the “Trust”)
File Nos.:  333-201441and 811-23023

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

To whom it may concern,

Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, transmitted herewith via EDGAR please find the Preliminary Proxy Statement and Form of Proxy relating to the Special Meeting of Shareholders of the Tortoise North American Pipeline Fund, a series of the Trust.

If you have any additional questions or concerns, please feel free to contact me at (414) 765-6611.

Sincerely,

/s/Thomas Bausch

Thomas Bausch, Esq.
For U.S. Bancorp Fund Services, LLC